Segment Information - Summary of Reconciliation from Underlying Earnings Before Tax to Income Before Tax (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation from underlying earnings before tax to income before tax [Line Items]
Premium income	€ 16,099	€ 18,138	€ 19,316
Dividend income	1,609	1,571	1,124
Realized gains and (losses) on repurchased debt			1
Other income	68	200	8
Interest charges and related fees	505	513	507
Other charges	(150)	(1)	(375)
Segment total [member]
Disclosure of reconciliation from underlying earnings before tax to income before tax [Line Items]
Underlying earnings before tax	1,729	1,969	2,069
Elimination of share in earnings of joint ventures and associates	31	50	72
Premium income	3
Rental income	(68)	(76)	(72)
Dividend income	(40)	9	30
Fee and commission income	(5)
Recovered claims and benefits	(143)	7	2
Change in valuation of reinsurance ceded	86
Net fair value change of general account financial investments at fair value through profit or loss, other than derivatives	(302)	(17)	(295)
Net fair value change on borrowings and other financial liabilities	2	7	6
Realized gains and losses on financial investments	132	399	(92)
Gains and (losses) on investments in real estate	74	317	261
Net fair value change of derivatives	613	163	(67)
Net foreign currency gains and (losses)			(2)
Realized gains and (losses) on repurchased debt			1
Other income	68	200	8
Change in valuation of liabilities for insurance contracts	(1,611)	(1,231)	(341)
Change in valuation of liabilities for investment contracts	(7)	(13)	13
Policyholder claims and benefits - Other	19	50	(9)
Commissions and expenses	(426)	(319)	(428)
Impairment (charges) reversals	(318)	(105)	(20)
Interest charges and related fees	(82)	21
Other charges	(150)	(1)	(375)
Run-off businesses	29	23	(14)
Income / (loss) before tax	€ (364)	€ 1,453	€ 746